Equity	6 Months Ended
Apr. 30, 2024
Text Block [Abstract]
Equity
Note 5: Equity
Preferred and Common Shares Outstanding and Other Equity Instruments
(1)

(Canadian $ in millions, except as noted)	April 30, 2024					October 31, 2023
	Number of shares	Amount	Dividends declared per share (2)	Number of shares	Amount	Dividends declared per share (2)	Convertible into
Preferred Shares - Classified as Equity
Class B – Series 27	20,000,000	$500	$0.48	20,000,000	$500	$0.96	Class B - Series 28	(3) (4)
Class B – Series 29	16,000,000	400	0.45	16,000,000	400	0.91	Class B - Series 30	(3) (4)
Class B – Series 31	12,000,000	300	0.48	12,000,000	300	0.96	Class B - Series 32	(3) (4)
Class B – Series 33	8,000,000	200	0.38	8,000,000	200	0.76	Class B - Series 34	(3) (4)
Class B – Series 44	16,000,000	400	0.85	16,000,000	400	1.21	Class B - Series 45	(3) (4)
Class B – Series 46	14,000,000	350	0.64	14,000,000	350	1.28	Class B - Series 47	(3) (4)
Class B – Series 50	500,000	500	36.87	500,000	500	73.73	Not convertible	(4)
Class B – Series 52	650,000	650	35.29	650,000	650	57.52	Not convertible	(4)
Preferred Shares - Classified as Equity		$3,300			$3,300
							Recourse to
Other Equity Instruments
4.800% Additional Tier 1 Capital Notes (AT1 Notes)		$658			$658		-	(4) (6)
4.300% Limited Recourse Capital Notes, Series 1 (Series 1 LRCNs)		1,250			1,250	Preferred Shares Series 48		(4) (5) (6)
5.625% Limited Recourse Capital Notes, Series 2 (Series 2 LRCNs)		750			750	Preferred Shares Series 49		(4) (5) (6)
7.325% Limited Recourse Capital Notes, Series 3 (Series 3 LRCNs)		1,000			1,000	Preferred Shares Series 51		(4) (5) (6)
7.700% Limited Recourse Capital Notes, Series 4 (Series 4 LRCNs)		1,356			-	Preferred Shares Series 53		(4) (5) (6)
Other Equity Instruments		5,014			3,658
Preferred Shares and Other Equity Instruments		8,314			6,958
Common Shares	729,253,099	$23,896	$3.02	720,909,161	$22,941	$5.80		(7) (8) (9)

(1)	For additional information refer to Notes 16 and 20 of our annual consolidated financial statements for the year ended October 31, 2023.
(2)
Represents year-to-date dividends declared per share as at reporting date. Non-cumulative dividends on preferred shares are payable quarterly as and when declared by the Board of Directors, except for Class B – Series 50 and 52 preferred share dividends, which are payable semi-annually.

(3)	If converted, the holders have the option to convert back to the original preferred shares on subsequent redemption dates, subject to certain conditions.
(4)
The instruments issued include a
non-viability
contingent capital (NVCC) provision, which is necessary for the preferred shares, AT1 Notes and by virtue of the recourse to the Preferred Shares Series 48, Preferred Shares Series 49, Preferred Shares Series 51 and Preferred Shares Series 53 (collectively, the LRCN Preferred Shares) for Series 1, Series 2, Series 3 and Series 4 LRCNs (collectively, the LRCNs), respectively, to qualify as regulatory capital under Basel III. As such, they are convertible into a variable number of our common shares if OSFI announces that the bank is, or is about to become, non-viable
or if a federal or provincial government in Canada publicly announces that the bank has accepted or agreed to accept a capital injection, or equivalent support, to avoid non-viability.
In such an event, each preferred share, including the LRCN Preferred Shares and AT1 Notes, is convertible into common shares pursuant to an automatic conversion formula and a conversion price based on the greater of: (i) a floor price of $5.00 and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the TSX. The number of common shares issued is determined by dividing the value of the preferred share or other equity instrument, including declared and unpaid dividends, by the conversion price and then applying the multiplier.

(5)
Non-deferrable
interest is payable semi-annually on the Series 1, Series 2 and Series 3 LRCNs and quarterly on the Series 4 LRCNs at the bank’s discretion.
Non-payment
of interest will result in a recourse event, with the noteholders’ sole remedy being the holders’ proportionate share of trust assets comprised of the LRCN Preferred Shares, each series of which is issued concurrently with the corresponding LRCNs and are eliminated on consolidation. In such an event, the delivery of the trust assets will represent the full and complete extinguishment of our obligations under the LRCNs. In circumstances where the LRCN Preferred Shares are converted into common shares of the bank under the NVCC provision, the LRCNs would be redeemed and the noteholders’ sole remedy would be their proportionate share of trust assets, then comprised of common shares of the bank received by the trust on conversion.

(6)	The rates represent the annual interest rate percentage applicable to the notes issued as at the reporting date.
(7)
The stock options issued under the Stock Option Plan are convertible into
6,841,757
common shares as at April 30, 2024 (
6,312,576
common shares as at October 31, 2023) of which
3,169,810
are exercisable as at April 30, 2024 (
2,759,935
as at October 31, 2023).

(8)
During the three and six months ended April 30, 2024, we issued
3,732,736
and
7,790,724
common shares, under the Shareholder Dividend Reinvestment and Share Purchase Plan (
3,255,072
and
5,931,389
common shares during the three and six months ended April 30, 2023) and we issued
88,707
and
479,703
common shares, under the Stock Option Plan (
193,313
and
487,639
common shares during the three and six months ended April 30, 2023).

(9)	Common shares are net of nil treasury shares as at April 30, 2024 (73,511 treasury shares as at October 31, 2023).
Other Equity Instruments
On March 8, 2024, we issued US$1.0 billion 7.700% Limited Recourse Capital Notes, Series 4. This issuance, together with our AT1 notes and existing LRCNs are classified as equity and form part of our additional Tier 1 NVCC. The AT1 Notes and LRCNs are compound financial instruments that have both equity and liability features. On the date of issuance, we assigned an insignificant value to the liability components of both instruments and, as a result, the full amount of proceeds has been classified as equity and form part of our additional Tier 1 NVCC. Distributions on the LCRNs are recognized as a reduction in equity when payable. The AT1 Notes and LRCNs are subordinate to the claims of the depositors and certain other creditors in right of payment.
Preferred Shares
On May 25, 2024, we redeemed all of our outstanding 20 million
Non-Cumulative
5-year
Rate Reset Class B Preferred Shares, Series 27 (NVCC) for an aggregate total of $500 million. On May 25, 2024, we also redeemed all of our outstanding 14 million
Non-Cumulative
5-year
Rate Reset Class B Preferred Shares, Series 46 (NVCC) for an aggregate total of $350 million.

On October 19, 2023, we announced that we did not intend to exercise our right to redeem the current outstanding
Non-Cumulative
5-Year
Rate Reset Class B Preferred Shares, Series 44 (Preferred Shares Series 44) on November 25, 2023. As a result, subject to certain conditions, the holders of Preferred Shares Series 44 had the right, at their option, by November 10, 2023, to convert any or all of their Preferred Shares Series 44 on a one-for-one
basis into
Non-Cumulative
Floating Rate Class B Preferred Shares, Series 45 (Preferred Shares Series 45). During the conversion period, which ran from October 25, 2023 to November 10, 2023, 93,870 Preferred Shares Series 44 were tendered for conversion into Preferred Shares Series 45, which is less than the minimum 1,000,000 required to give effect to the conversion, as described in the Preferred Shares Series 44 prospectus supplement dated September 10, 2018. As a result, no Preferred Shares Series 45 were issued and the holders of Preferred Shares Series 44 retained their shares. The dividend rate for the Preferred Shares Series 44 for the five-year period commencing on November 25, 2023 to, but excluding, November 25, 2028, is 6.816%.
Shareholder Dividend Reinvestment and Share Purchase Plan
On February 27, 2024, we announced that commencing with the common share dividend declared for the second quarter of fiscal 2024, and subsequently until further notice, common shares under the Shareholder Dividend Reinvestment and Share Purchase Plan (the Plan) will be purchased on the open market without a discount.
We issued 3,732,736 and 7,790,724 common shares under the Plan for the three and six months ended April 30, 2024 (3,255,072 and 5,931,389 common shares for the three and six months ended April 30, 2023).
Non-Controlling
Interest
Non-controlling
interest in subsidiaries, relating to our acquisition of Bank of the West, was $31 million as at April 30, 2024 ($28 million as at October 31, 2023).